T. ROWE PRICE Dynamic Credit Fund
March 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.5%
Government Bonds 0.5%
Republic of Angola, 8.00%, 11/26/29 (USD)  215,000 185
Total Angola (Cost
$178
)
185
BRAZIL 1.4%
Corporate Bonds 1.4%
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1)(2) 620,000 494
Total Brazil (Cost
$600
)
494
CANADA 0.8%
Asset-Backed Securities 0.5%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 250,000 171
171
Bank Loans 0.3% (3)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 9.27%, 3/27/28  137,552 100
100
Total Canada (Cost
$304
)
271
CHINA 2.5%
Convertible Bonds 2.2%
H World Group, 3.00%, 5/1/26 (USD)  100,000 135
PDD Holdings, Zero Coupon, 12/1/25 (USD)  275,000 264
Vnet Group, Zero Coupon, 2/1/26 (USD)  490,000 390
789
Corporate Bonds 0.3%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 985,000 122
122
Total China (Cost
$1,081
)
911

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 0.9%
Corporate Bonds 0.9%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 380,000 311
311
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $13 (USD) (4)(6) † 13
13
Total Colombia (Cost
$389
)
324
COSTA RICA 1.4%
Corporate Bonds 1.4%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31
(USD) (1) 515,000 485
Total Costa Rica (Cost
$515
)
485
ECUADOR 0.7%
Government Bonds 0.7%
Republic of Ecuador, STEP, 5.50%, 7/31/30 (USD) (1) 495,000 233
Total Ecuador (Cost
$251
)
233
FRANCE 0.5%
Corporate Bonds 0.5%
Societe Generale, VR, 8.00% (USD) (7)(8) 200,000 187
Total France (Cost
$188
)
187
ISRAEL 2.0%
Corporate Bonds 2.0%
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  155,000 170
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  100,000 112
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29
(USD)  200,000 210
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31
(USD) (2) 200,000 210
Total Israel (Cost
$672
)
702

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 0.4%
Corporate Bonds 0.4%
Intesa Sanpaolo, VR, 4.198%, 6/1/32 (USD) (1)(8) 200,000 146
Total Italy (Cost
$135
)
146
IVORY COAST 0.7%
Government Bonds 0.7%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  295,000 264
Total Ivory Coast (Cost
$260
)
264
MAURITIUS 0.5%
Corporate Bonds 0.5%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 200,000 182
Total Mauritius (Cost
$200
)
182
MEXICO 4.3%
Corporate Bonds 2.1%
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  935,000 745
745
Government Bonds 2.2%
Mexican Bonos, Series M 20, 8.50%, 5/31/29  14,535,000 794
794
Total Mexico (Cost
$1,672
)
1,539
MOROCCO 0.6%
Government Bonds 0.6%
Kingdom of Morocco, 6.50%, 9/8/33 (USD) (1) 210,000 217
Total Morocco (Cost
$208
)
217
PANAMA 1.4%
Government Bonds 1.4%
Republic of Panama, 6.40%, 2/14/35 (USD)  200,000 209
Republic of Panama, 6.853%, 3/28/54 (USD)  290,000 298
Total Panama (Cost
$494
)
507

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.5%
Corporate Bonds 0.5%
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (1) 200,000 184
Total Peru (Cost
$200
)
184
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (4)(5) 410,000 152
Total Sri Lanka (Cost
$173
)
152
SURINAME 0.6%
Government Bonds 0.6%
Republic of Suriname, 9.25%, 10/26/26 (USD) (2)(4)(5) 285,000 207
Total Suriname (Cost
$203
)
207
UNITED KINGDOM 1.2%
Corporate Bonds 1.2%
Barclays, VR, 8.875% (7)(8) 400,000 444
Total United Kingdom (Cost
$444
)
444
UNITED STATES 71.3%
Asset-Backed Securities 11.7%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (1) 385,000 340
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 610,000 610
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (1) 324,962 291
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 54,968 51
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (1) 240,000 229
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (1) 694,188 655
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M USD LIBOR + 1.95%, 6.756%, 5/6/30 (1) 640,000 600
Octane Receivables Trust, Series 2023-1A, Class D, 7.76%,
3/20/30 (1) 275,000 278

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 237
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (1) 204,079 200
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (1) 260,281 258
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37 (1) 252,111 231
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 249,046 214
4,194
Bank Loans 9.9% (3)
Asurion, FRN, 1M TSFR + 4.25%, 9.157%, 8/19/28  561,811 520
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.09%, 1/31/28  185,904 154
Diamond, FRN, 3M USD LIBOR + 2.75%, 7.575%, 9/29/28  266,625 265
Heartland Dental, FRN, 3M USD LIBOR + 3.75%, 8.59%,
4/30/25  623,645 582
Magnite, FRN, 1M USD LIBOR + 5.00%, 9.909%, 4/28/28  985,973 942
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 8.34%,
2/5/27  347,208 340
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.60%, 5/18/25  750,327 743
3,546
Common Stocks 0.0%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $7 (4)(6)(9) 274 7
Bluescape Opportunities Acquisition, Warrants, 1/31/26 (4) 46,500 6
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (4) 15,931 1
14
Convertible Preferred Stocks 0.6%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) 200 233
233
Corporate Bonds 27.8%
At Home Group, 4.875%, 7/15/28 (1)(2) 210,000 142
Blackstone Mortgage Trust, 3.75%, 1/15/27 (1) 345,000 270
Calpine, 3.75%, 3/1/31 (1) 760,000 640
Carnival, 4.00%, 8/1/28 (1) 430,000 370
Comstock Resources, 5.875%, 1/15/30 (1) 205,000 175
CSC Holdings, 6.50%, 2/1/29 (1) 305,000 252
DISH Network, 11.75%, 11/15/27 (1) 775,000 745
Duke Energy Indiana, 5.40%, 4/1/53  295,000 301
Hightower Holding, 6.75%, 4/15/29 (1) 230,000 195
Humana, 5.50%, 3/15/53  320,000 324
Huntington Bancshares, 2.625%, 8/6/24  315,000 294
iHeartCommunications, 4.75%, 1/15/28 (1)(2) 470,000 374
Kilroy Realty, 3.45%, 12/15/24  115,000 106

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1)(2) 400,000 334
Level 3 Financing, 3.875%, 11/15/29 (1) 250,000 179
Micron Technology, 5.875%, 2/9/33  705,000 713
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 720,000 659
NRG Energy, 7.00%, 3/15/33 (1) 705,000 731
Sabre GLBL, 7.375%, 9/1/25 (1) 250,000 222
Sabre GLBL, 9.25%, 4/15/25 (1) 20,000 19
Simon Property Group, 5.85%, 3/8/53  615,000 613
Sirius XM Radio, 3.875%, 9/1/31 (1) 975,000 758
Southern California Edison, 5.70%, 3/1/53  175,000 182
Stagwell Global, 5.625%, 8/15/29 (1) 395,000 346
Teekay Offshore Partners, EC, 8.50%, 7/15/23 (1)(4)(9) 155,000 6
Townsquare Media, 6.875%, 2/1/26 (1)(2) 520,000 490
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 165,000 148
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 135,000 118
Vistra, VR, 7.00% (1)(7)(8) 100,000 88
Vistra, VR, 8.00% (1)(7)(8) 170,000 158
9,952
Municipal Securities 5.4%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 198
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  150,000 165
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25 (1) 210,000 198
Puerto Rico Commonwealth, GO, 11/1/43 (10) 968,891 421
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  14,020 13
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 31
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 38
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 33
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 27
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  23,414 23
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  46,698 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 48

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,524 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,217 47
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (4)(11) 40,000 28
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (4)(11) 150,000 103
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  260,000 241
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 95
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 41
1,919
Non-U.S. Government Mortgage-Backed Securities 15.9%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 7.434%,
9/15/38 (1) 395,000 345
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 8.434%,
9/15/38 (1) 100,000 84
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M TSFR + 2.964%, 7.791%, 11/15/34 (1) 120,000 52
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.481%, 10/15/34 (1) 83,000 80
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 6.834%, 4/15/34 (1) 150,000 142
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 8.614%, 6/15/36 (1) 145,000 129
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29 (1) 620,000 563
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 115,000 94
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 70,000 63
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.198%, 8/10/47 (1) 165,000 133
Connecticut Avenue Securities Trust, Series 2022-R03, Class
1M1, CMO, ARM, SOFR30A + 2.10%, 6.66%, 3/25/42 (1) 222,089 222
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 7.66%, 3/25/42 (1) 45,000 45
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 7.25%, 11.934%, 12/15/35 (1) 100,000 98
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (1) 390,000 344
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 8.072%, 12/15/36 (1) 170,000 162
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1,
CMO, ARM, 8.265%, 2/25/68 (1) 450,000 431

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.675%, 3/10/50 (1) 220,000 158
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 6.36%, 11/25/41 (1) 295,000 280
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 8.31%, 2/25/42 (1) 560,000 539
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 7.46%, 4/25/42 (1) 145,000 144
Structured Agency Credit Risk Debt Notes, Series 2022-HQA3,
Class M2, CMO, ARM, SOFR30A + 5.35%, 9.91%, 8/25/42 (1) 150,000 147
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66 (1) 150,000 103
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67 (1) 257,523 244
Verus Securitization Trust, Series 2023-1, Class A3, CMO, STEP,
6.90%, 12/25/67 (1) 509,609 509
Verus Securitization Trust, Series 2023-INV1, Class M1, CMO,
ARM, 7.656%, 2/25/68 (1) 600,000 588
5,699
Total United States (Cost
$26,865
)
25,557
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.82% (12)(13) 777,641 778
778
U.S. Treasury Obligations 2.1%
U.S. Treasury Bills, 3.419%, 4/4/23  750,000 749
749
Total Short-Term Investments (Cost $1,527) 1,527
SECURITIES LENDING COLLATERAL 4.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.82% (12)(13) 371,236 371
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 371

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 4.82% (12)(13) 1,384,515 1,385
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,385
Total Securities Lending Collateral (Cost $1,756) 1,756
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap, 7/10/53
Pay Fixed 2.66%
Annually, Receive
Variable 4.87%
(SOFR) Annually,
7/6/23 @ 2.66%* (4) 1 1,280 86
Morgan Stanley
S&P 500 Index,
Put, 5/19/23 @
$3,650.00 (4) 27 11,095 38
Total Options Purchased (Cost $222) 124
Total Investments in Securities 102.1%
(Cost $38,537) $ 36,598
Other Assets Less Liabilities (2.1)% (756)
Net Assets 100.0% $ 35,842
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$20,166 and represents 56.3% of net assets.

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Non-income producing
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$20 and represents 0.1% of net assets.
(7) Perpetual security with no stated maturity date.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Level 3 in fair value hierarchy.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
COP Colombian Peso
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.3)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes two year contracts, Call, 5/26/23
@ $105.00 26 5,368 (6)
U.S. Treasury Notes two year contracts, Put, 5/26/23
@ $103.00 26 5,368 (22)
Total Exchange-Traded Options Written (Premiums $(41)) $ (28)
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
5/19/23 @ $4,000.00 9 3,698 (55)
Total OTC Options Written (Premiums $(132)) $ (55)
Total Options Written (Premiums $(173)) $ (83)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (4.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (4.1)%
Credit Default Swaps, Protection Bought (1.8)%
Egypt 0.2%
Citibank, Protection Bought (Relevant
Credit: Arab Republic of Egypt), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 (USD) 290 51 29 22
Total Egypt 29 22
United States (2.0)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 1,350 (139) (140) 1
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 750 (33) 20 (53)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Group), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 325 (14) (14) —
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 4,850 (498) (100) (398)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 55 (7) (7) —
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 106 (13) (12) (1)
Total United States (253) (451)
Total Bilateral Credit Default Swaps, Protection
Bought (224) (429)
Credit Default Swaps, Protection Sold (2.0)%
United Kingdom (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) * 210 — (16) 16
Total United Kingdom (16) 16

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
United States (2.0)%
JPMorgan Chase, Protection Sold
(Relevant Credit: Carnival , B3*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/29 1,100 (360) (392) 32
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival , B3*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 1,100 (360) (398) 38
Total United States (790) 70
Total Bilateral Credit Default Swaps, Protection Sold (806) 86
Total Return Swaps (0.3)%
United States (0.3)%
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.116% (SOFR + (0.55)%) at
Maturity, 6/20/23 1,399 (29) — (29)
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 3.924% (SOFR + (0.75)%) at
Maturity, 6/20/23 862 (10) — (10)
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.077% (SOFR + (0.75)%) at
Maturity, 6/20/23 866 (6) — (6)
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 3.866% (SOFR
+ (0.80)%) at Maturity, 6/20/23 618 (16) — (16)
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 4.166% (SOFR + (0.50)%) at
Maturity, 6/20/23 416 4 — 4
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 4.046% (SOFR
+ (0.62)%) at Maturity, 6/20/23 1,329 (28) — (28)
JPMorgan Chase, Pay Underlying
Reference: MPT Operating Partnership at
Maturity, Receive Variable 4.016% (SOFR
+ (0.65)%) at Maturity, 6/20/23 633 (9) — (9)
Total United States — (94)
Total Bilateral Total Return Swaps — (94)
Total Bilateral Swaps (1,030) (437)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
France 0.2%
Protection Bought (Relevant Credit: Altice
Finco), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 740 84 90 (6)
Total France (6)
United States (0.2)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,050 6 (4) 10
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 700 15 35 (20)
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 720 (3) 1 (4)
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 635 (14) (11) (3)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 335 (32) (6) (26)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 485 (62) (59) (3)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,650 (26) (1) (25)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 745 39 49 (10)
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 5 25 (20)
Protection Bought (Relevant Credit: Wells
Fargo), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/27 719 (3) (3) —
Total United States (101)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (107)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.4%
United States 0.4%
Protection Sold (Relevant Credit: DISH
DBS, B3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/26 215 (58) (41) (17)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 4 3 1
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 925 49 34 15
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 1,585 (157) (163) 6
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 7,202 231 (108) 339
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 3,718 50 10 40
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 1,534 19 9 10
Total United States 394
Total Centrally Cleared Credit Default Swaps,
Protection Sold 394
Interest Rate Swaps (0.4)%
United Kingdom (0.1)%
5 Year Interest Rate Swap, Receive Fixed
3.639% Annually, Pay Variable 4.177%
(GBP SONIA) Annually, 3/21/28 3,300 (27) — (27)
30 Year Interest Rate Swap, Pay Fixed
3.226% Annually, Receive Variable 4.177%
(GBP SONIA) Annually, 3/21/53 815 (4) — (4)
Total United Kingdom (31)
United States (0.3)%
10 Year Interest Rate Swap, Pay Fixed
3.350% Annually, Receive Variable 4.612%
(SOFR) Annually, 2/8/33 705 (8) — (8)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.740% Annually, Receive Variable 4.642%
(SOFR) Annually, 3/3/33 219 (10) — (10)
10 Year Interest Rate Swap, Pay Fixed
3.824% Annually, Receive Variable 4.651%
(SOFR) Annually, 3/7/33 650 (34) — (34)
30 Year Interest Rate Swap, Pay Fixed
2.988% Annually, Receive Variable 4.830%
(SOFR) Annually, 3/24/53 220 (1) — (1)
30 Year Interest Rate Swap, Pay Fixed
3.276% Annually, Receive Variable 4.637%
(SOFR) Annually, 3/3/53 435 (27) — (27)
30 Year Interest Rate Swap, Pay Fixed
3.301% Annually, Receive Variable 4.642%
(SOFR) Annually, 3/3/53 474 (32) — (32)
Total United States (112)
Total Centrally Cleared Interest Rate Swaps (143)
Total Centrally Cleared Swaps 144
Net payments (receipts) of variation margin to date (125)
Variation margin receivable (payable) on centrally cleared swaps $ 19
* Credit ratings as of March 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/6/23 INR 103,215 USD 1,255 $ —
Bank of America 4/21/23 AUD 1,330 USD 889 —
Bank of America 4/21/23 CAD 1,185 USD 892 (15)
Bank of America 4/21/23 NOK 3,690 USD 358 (5)
Bank of America 4/21/23 USD 352 CAD 475 —
Bank of America 4/21/23 USD 884 JPY 116,665 3
Bank of America 5/19/23 EUR 643 USD 701 (2)
Bank of America 5/19/23 USD 222 GBP 181 (2)
Bank of America 7/7/23 USD 1,248 INR 103,215 (2)
Bank of America 7/14/23 USD 802 MXN 14,748 —
Barclays Bank 4/14/23 USD 351 ZAR 6,535 (16)
Barclays Bank 4/20/23 ILS 1,275 USD 373 (18)
Barclays Bank 5/19/23 USD 347 EUR 325 (7)
Barclays Bank 5/19/23 USD 352 GBP 295 (12)
BNP Paribas 4/21/23 JPY 17,476 USD 137 (5)
BNP Paribas 4/21/23 USD 175 NOK 1,865 (3)
BNP Paribas 5/19/23 USD 80 EUR 75 (1)
Canadian Imperial Bank
of Commerce 4/14/23 USD 365 ZAR 6,685 (9)
Canadian Imperial Bank
of Commerce 4/21/23 CAD 850 USD 628 1
Canadian Imperial Bank
of Commerce 4/21/23 USD 1,035 CAD 1,381 13
Canadian Imperial Bank
of Commerce 4/21/23 USD 349 CAD 475 (3)
Canadian Imperial Bank
of Commerce 4/21/23 USD 347 NOK 3,590 4
Citibank 4/6/23 USD 1,600 INR 131,445 1
Citibank 4/20/23 ILS 2,400 USD 707 (39)
Citibank 4/20/23 USD 350 ILS 1,225 9
Citibank 4/21/23 JPY 38,107 USD 302 (13)
Citibank 5/5/23 CLP 289,285 USD 364 (1)
Citibank 5/19/23 USD 436 EUR 410 (10)
Deutsche Bank 4/21/23 JPY 14,407 USD 113 (4)
HSBC Bank 4/6/23 INR 28,230 USD 344 (1)
HSBC Bank 4/14/23 ZAR 13,220 USD 726 16
HSBC Bank 5/19/23 GBP 295 USD 360 4
JPMorgan Chase 4/21/23 CAD 945 USD 710 (10)
JPMorgan Chase 4/21/23 CHF 330 USD 354 7
JPMorgan Chase 4/21/23 JPY 116,675 USD 901 (19)
JPMorgan Chase 4/21/23 NZD 1,135 USD 708 2
JPMorgan Chase 4/21/23 USD 885 AUD 1,335 (8)
JPMorgan Chase 4/21/23 USD 569 CAD 785 (12)
JPMorgan Chase 4/21/23 USD 188 NOK 2,000 (3)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/19/23 GBP 350 USD 428 $ 5
JPMorgan Chase 5/19/23 USD 270 EUR 248 —
JPMorgan Chase 5/19/23 USD 922 GBP 767 (25)
Morgan Stanley 4/21/23 USD 48 NZD 75 1
Morgan Stanley 6/9/23 COP 1,698,965 USD 358 1
RBC Dominion Securities 4/21/23 AUD 890 USD 623 (28)
RBC Dominion Securities 4/21/23 CAD 865 USD 639 1
RBC Dominion Securities 4/21/23 NOK 3,765 USD 362 (2)
RBC Dominion Securities 4/21/23 NZD 330 USD 214 (8)
RBC Dominion Securities 4/21/23 USD 1,031 CAD 1,381 10
RBC Dominion Securities 4/21/23 USD 625 JPY 80,670 15
RBC Dominion Securities 4/21/23 USD 338 NZD 530 6
RBC Dominion Securities 5/19/23 EUR 1,010 USD 1,092 6
Standard Chartered 4/6/23 IDR 2,700,900 USD 178 2
Standard Chartered 4/6/23 USD 338 IDR 5,236,495 (11)
Standard Chartered 4/21/23 USD 530 NZD 860 (8)
Standard Chartered 5/19/23 USD 362 EUR 340 (8)
UBS Investment Bank 4/6/23 IDR 2,535,595 USD 167 2
UBS Investment Bank 4/20/23 USD 700 ILS 2,450 18
UBS Investment Bank 4/21/23 JPY 10,645 USD 84 (3)
UBS Investment Bank 4/21/23 USD 626 AUD 890 31
UBS Investment Bank 5/19/23 USD 274 EUR 255 (3)
UBS Investment Bank 6/9/23 PHP 29,890 USD 543 7
UBS Investment Bank 6/9/23 USD 544 PHP 29,890 (6)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (157)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 36 Three Month SOFR Futures contracts 3/24 (8,613) $ 18
Short, 28 Euro BUND contracts 6/23 (4,125) 1
Short, 22 Mini ten year JGB contracts 6/23 (2,449) 12
Short, 17 U.S. Treasury Long Bond contracts 6/23 (2,230) 27
Short, 29 U.S. Treasury Notes five year contracts 6/23 (3,176) (94)
Long, 18 U.S. Treasury Notes ten year contracts 6/23 2,069 58
Long, 14 Ultra U.S. Treasury Bonds contracts 6/23 1,976 13
Long, 38 Ultra U.S. Treasury Notes ten year contracts 6/23 4,603 20
Net payments (receipts) of variation margin to date (46)
Variation margin receivable (payable) on open futures contracts $ 9

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 16++
Totals $ —# $ — $ 16+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 2,776  ¤  ¤ $ 2,534
Total $ 2,534^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,534.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments
22
T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dynamic Credit Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement

T. ROWE PRICE Dynamic Credit Fund

prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 18,977 $ — $ 18,977
Common Stocks — 7 7 14
Convertible Preferred Stocks — 233 — 233
Corporate Bonds — 13,948 6 13,954
Private Investment Company
2
— — — 13
Short-Term Investments 778 749 — 1,527
Securities Lending Collateral 1,756 — — 1,756
Options Purchased — 124 — 124
Total Securities 2,534 34,038 13 36,598
Swaps* — 476 — 476
Forward Currency Exchange
Contracts — 165 — 165
Futures Contracts* 149 — — 149
Total $ 2,683 $ 34,679 $ 13 $ 37,388
Liabilities
Options Written $ 28 $ 55 $ — $ 83
Swaps* — 1,799 — 1,799
Forward Currency Exchange
Contracts — 322 — 322
Futures Contracts* 94 — — 94
Total $ 122 $ 2,176 $ — $ 2,298
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Government Bonds,
Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Dynamic Credit Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1175-054Q1 03/23
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.